Investments (Tables)	12 Months Ended
Jun. 30, 2020
Investments [Abstract]
Schedule of investment balances
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$
Short-term investments
- Private equity funds product-A	2,000	2,000	283
- Private equity funds product-B	-	2,000	283
Total short-term investments	2,000	4,000	566

Long-term investments
- Private equity funds product-B	2,000	-	-
Total long-term investments	2,000	-	-